Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Consolidated Balance Sheets - Derivatives not designated as hedging instruments
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2011	2012		2011	2012
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments current assets	$-	$-	Financial instruments-current liabilities	$100,104	$101,567
Interest rate swaps	Financial instruments-non current assets	-	138	Financial instruments non current liabilities	102,346	75,957

Total derivatives not designated as hedging instruments		$-	$138		$202,450	$177,524
Total derivatives		$-	$138	Total derivatives	$202,450	$177,524

Effect of Derivative Instruments on the Consolidated Statements of Operations
		Amount of Gain/(Loss)
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	2011	2012

Interest rate swaps	Loss on interest rate swaps	$(39,775)	$(21,714)
Forward freight agreements	Other, net	1,123	-
Foreign currency forward contracts	Other, net	(446)	-
Total		$(39,098)	$(21,714)

Assets and liabilities measured at fair value on a recurring and non-recurring basis
	June 30, 2012	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Obserable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$138	$-	$138	$-
Interest rate swaps - liability position	(177,524)	-	$(177,524)	$-
Total	$(177,386)	$-	$(177,386)	$-